Income Taxes (Details) $ in Millions		6 Months Ended		12 Months Ended
	Dec. 29, 2017 HKD ($)	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Income Taxes [Line Items]
Federal income tax flat rate				21.00%	21.00%
Net operating loss (in Dollars)				$ 314,637	$ 150,241
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rete		16.50%		16.50%
Assessable profits (in Dollars)	$ 2.0
Hong Kong [Member] | Minimum [Member]
Income Taxes [Line Items]
Income tax rete	8.25%
Hong Kong [Member] | Maximum [Member]
Income Taxes [Line Items]
Income tax rete	16.50%
Cyprus [Member]
Income Taxes [Line Items]
Income tax rete				12.50%
US [Member]
Income Taxes [Line Items]
Federal income tax flat rate		21.00%	21.00%	21.00%	21.00%